[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

(212) 318-6063

thomaspeeney@paulhastings.com

June 10, 2011	78116.00002

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                               Brookfield Investment Management Global Infrastructure Income Fund Inc.
Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of the Brookfield Investment Management Global Infrastructure Income Fund Inc. (the “Fund”), transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2 for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

The Registration Statement is for the initial registration of the Fund’s common stock, par value $0.001 per share.  We request that the Registration Statement become effective on or about August 22, 2011, and will submit a request for acceleration of effectiveness to such date upon the filing of an amendment to this Registration Statement.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Thomas D. Peeney

Thomas D. Peeney
for PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosures